Disposal of businesses and deconsolidation of subsidiary (Tables)	12 Months Ended
Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The gain is calculated as follows:

(In US$ millions)	December 31, 2013
Fair value of consideration received	2,600
Carry value of assets and liabilities	1,324
Other related costs to sale	20
Total gain on sale	1,256

Re-measurement of any retained equity interest in former subsidiary at fair value
A change in control is considered a re-measurement event; therefore, upon losing control of Archer, we re-measured at fair value our retained equity interest in Archer. The effect of this event is show below:

(In US$ millions)	December 31, 2011
Fair value of the consideration received	—
Fair value of the retained non-controlling investment	711
The carrying amount of non-controlling interest in Archer	330
The carrying amount of Archer's assets and liabilities	(564)
Accumulated translation adjustments recycled from OCI into profit & loss	70
Accumulated actuarial loss recycled from OCI into profit & loss	(7)
Total gain	540